                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04295
                                  ----------------------------------------------

             State Street Research Money Market Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Terrence J. Cullen, Senior Vice President and Counsel
             State Street Research & Management Company
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  3/31/04
                        -----------------
Date of reporting period:  4/1/03 - 3/31/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Annual Report is attached.


                                                    [STATE STREET RESEARCH LOGO]

[GRAPHIC OMITTED]

Money Market Fund
March 31, 2004


                                                   Annual Report to Shareholders

Table of Contents


 3  Performance Discussion

 4  Portfolio Holdings

 5  Financial Statements

 9  Financial Highlights

11  Independent Auditors' Report

12  Trustees and Officers


FROM THE CHAIRMAN
    State Street Research

From war jitters to investor enthusiasm, from sluggish recovery to robust growth--the ground covered by both the financial markets and the U.S. economy over the past twelve months was nothing short of remarkable.

At the beginning of the 12-month reporting period, economic growth was sluggish, manufacturing activity was declining, unemployment was edging higher and war was underway. However, the clouds of uncertainty began to lift as economic growth picked up and consumer confidence strengthened. A combination of accelerated tax cuts, tax rebates and the lowest mortgage rates in a generation fueled higher disposable income for most working Americans. The housing market was strong, and consumer spending continued to rise. Better yet, business spending began to recover after a long period of stagnation. Corporate profits staged a solid rebound, making it easier for companies to increase outlays, especially on information technology and electronic equipment.

The economic news was less upbeat as the first quarter of 2004 began. Durable goods orders declined and the number of new jobs added to the labor market in January and February fell short of expectations. However, a strong March jobs report put the economic recovery on solid ground on all fronts. The period ended with the expectation that the Federal Reserve Board would likely raise short-term interest rates sooner rather than later in the year.

Stock and Bond Markets Moved Higher

Stocks staged an impressive rally early in the period, with the riskiest sectors of the stock market leading the way--technology, small-caps and companies that had been beaten down in the previous bear market. However, index returns for the period masked the sideways movement that developed in the final months of the period as investors grew more cautious about interest rates and corporate profit comparisons going forward.

Confidence in the economy also translated into gains for high-yield bonds that were in line with the stock market. However, high-yield bonds underperformed government bonds late in the period as interest rates came down. Both investment-grade corporate and government bonds earned solid but modest returns for the year. The municipal market was a standout among investment-grade sectors, but mortgage bonds lagged as more homeowners took advantage of low rates and refinanced their mortgages.

Looking Ahead

The recent bear and bull cycles serve as a reminder that markets can be unpredictable, which underscores the importance of having an asset allocation plan in place. If you have a plan in place, stay with it, invest regularly and talk to your investment professional before you make a significant move outside your plan.

As always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,


/s/ Richard S. Davis

Richard S. Davis
Chairman

March 31, 2004

PERFORMANCE
    Discussion as of March 31, 2004

How State Street Research Money Market Fund Performed
State Street Research Money Market Fund Class E shares returned 0.45% for the 12-month period ended March 31, 2004.1 That was higher than the return of the Lipper Money Market Funds Average, which was 0.38% over the same period.2

Reasons for the Fund's Performance
In June 2003, the Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--from 1.25% to 1.00%, its lowest level since 1958. Because we believed that interest rates would remain low, we kept the fund's weighted average maturity relatively long. The fund's longer weighted average maturity contributed to its strong performance relative to its peers. We were able to enhance the fund's performance during the period by focusing on securities in the 30- to 120-day range. We extended maturities when the market began to anticipate a rise in interest rates, then shortened them as the short-term yield curve began to flatten.

Looking Ahead
The fund continues to invest only in high-quality, first-tier money market instruments such as corporate and domestic bank paper as well as the paper of Canadian banks and provinces. We believe that our strategy of laddering maturities in the one- to six-month maturity range will continue to provide us with the ability to move the fund's weighted average maturity when necessary to capture yield and value. We also plan to continue to purchase money market-eligible U.S. government securities with 13-month maturities to pick up yield and to balance these longer-term securities with shorter-term money market securities to minimize the impact of a sudden change in interest rates.

A Word about Risk
Because the fund invests in money market instruments and manages its portfolio to maintain a stable share price, its main risks are those that could affect the fund's overall yield, such as strong equity markets or a weak economy. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Fund Information (all data are for periods ended March 31, 2004)

7-Day Yield
--------------------------------------------------------------------------------

Class B(1)                                                                 0.10%
--------------------------------------------------------------------------------
Class B                                                                    0.10%
--------------------------------------------------------------------------------
Class C                                                                    0.10%
--------------------------------------------------------------------------------
Class E                                                                    0.38%
--------------------------------------------------------------------------------
Class S                                                                    0.38%
--------------------------------------------------------------------------------

The fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Interest Rates
--------------------------------------------------------------------------------
(March 31, 2003 to March 31, 2004)

[THE DATA BELOW WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL DOCUMENT]

Date                90-Day Commercial        90-Day Treasury       10-Year Treasury      30-Year Treasury      30-Year Mortgage
04/30/2003          1.24                     1.09                  3.84                  4.77                  5.79
05/30/2003          1.23                     1.08                  3.37                  4.37                  5.31
06/30/2003          1.10                     0.83                  3.52                  4.56                  5.24
07/31/2003          1.06                     0.92                  4.41                  5.36                  5.94
08/29/2003          1.10                     0.95                  4.46                  5.22                  6.32
09/30/2003          1.10                     0.92                  3.94                  4.88                  5.98
10/31/2003          1.10                     0.93                  4.29                  5.13                  5.94
11/28/2003          1.08                     0.91                  4.33                  5.13                  5.93
12/31/2003          1.07                     0.90                  4.25                  5.07                  5.88
01/30/2004          1.03                     0.89                  4.13                  4.96                  5.71
02/27/2004          1.03                     0.92                  3.97                  4.84                  5.64
03/31/2004          1.02                     0.92                  3.83                  4.77                  5.45

Glossary
--------------------------------------------------------------------------------
Yield:

Stated as a percentage, yield is the measurement of income paid by an investment.
--------------------------------------------------------------------------------
Weighted average maturity:

Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.
--------------------------------------------------------------------------------
Debt securities:

These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

1   0.10% for Class B(1), 0.10% for Class B, 0.10% for Class C, 0.45% for Class
    S. Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit our website at www.ssrfunds.com. The fund's yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions (if any) and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

2 The Lipper Money Market Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.


                                      State Street Research Money Market Fund  3

PORTFOLIO
    Holdings

March 31, 2004

                                                         Principal              Maturity
                                                          Amount                  Date                 Value
----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 100.0%
Asset Backed - Auto Receivables 7.6%
FCAR Owner Trust, 1.07% ............................   $ 6,000,000             7/02/2004            $  5,983,593
FCAR Owner Trust, 1.10% ............................     5,000,000             7/02/2004               4,985,945
Honda Auto Receivables
  Corp., 1.13% .....................................       894,125            11/15/2004                 894,125
New Center Asset Trust,
  1.07% ............................................     6,000,000             5/06/2004               5,993,758
Whole Auto Loan Trust,
  1.10% ............................................       803,478             9/15/2004                 803,478
                                                                                                    ------------
                                                                                                      18,660,899
                                                                                                    ------------
Asset Backed - Diversified 24.0%
Ciesco LP, 1.03% ...................................     6,000,000             4/07/2004               5,998,970
Clipper Receivables Corp.,
  1.03% ............................................     5,000,000             5/10/2004               4,994,421
Clipper Receivables Corp.,
  1.04% ............................................     5,000,000             5/18/2004               4,993,211
CXC Inc., 1.03% ....................................     5,000,000             4/30/2004               4,995,852
Edison Asset Co., 1.03% ............................     6,000,000             7/06/2004               5,983,520
Park Avenue Recreation
  Corp., 1.03% .....................................     6,000,000             4/05/2004               5,999,313
Park Avenue Recreation
  Corp., 1.03% .....................................     5,000,000             4/20/2004               4,997,282
Preferred Receivables
  Funding Corp., 1.02% .............................    10,000,000             4/06/2004               9,998,583
Sheffield Receivables Corp.,
  1.03% ............................................    11,000,000             4/21/2004              10,993,706
                                                                                                    ------------
                                                                                                      58,954,858
                                                                                                    ------------
Bank 15.2%
Bank of America Corp., 1.10%........................     6,000,000             4/05/2004               5,999,267
Bank of America Corp., 1.07%                             6,000,000             5/04/2004               5,994,115
Household Finance Corp.,
  1.05% ............................................     6,000,000             5/20/2004               5,991,425
Toronto Dominion Holdings,
  Inc., 1.09% ......................................     6,000,000             4/14/2004               5,997,638
Toronto Dominion Holdings,
  Inc., 1.12% ......................................     3,250,000             6/30/2004               3,240,900
UBS Finance Inc., 1.10% ............................     2,300,000             4/01/2004               2,300,000
UBS Finance Inc., 1.09% ............................     8,000,000            12/13/2004               7,937,991
                                                                                                    ------------
                                                                                                      37,461,336
                                                                                                    ------------
Diversified Financial Services 16.9%
Citicorp, 1.03% ....................................     6,000,000             4/26/2004               5,995,708
Goldman Sachs Group LP,
  1.15% ............................................     2,800,000             4/19/2004               2,798,390
Goldman Sachs Group LP,
  1.15% ............................................     6,000,000             5/17/2004               5,991,183


                                                         Principal              Maturity
                                                          Amount                  Date                 Value
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP,
  1.08% ............................................   $ 3,000,000             5/24/2004            $  2,995,230
Merrill Lynch & Co. Inc.,
  1.42% ............................................     5,000,000             5/21/2004               5,002,587
Merrill Lynch & Co. Inc.,
  1.04% ............................................     3,000,000             4/01/2004               3,000,000
Merrill Lynch & Co. Inc.,
  5.35% ............................................     4,000,000             6/15/2004               4,034,600
Morgan Stanley Dean
  Witter & Co., 1.05% ..............................     7,642,000             4/01/2004               7,642,000
Morgan Stanley Dean
  Witter & Co., 1.39% ..............................     4,000,000             6/14/2004               4,009,111
                                                                                                    ------------
                                                                                                      41,468,809
                                                                                                    ------------
Drugs & Pharmaceuticals 3.9%
Abbott Laboratories Inc.,
  5.125% ...........................................     9,530,000             7/01/2004               9,625,315
                                                                                                    ------------
Government Agency 7.5%
Federal Home Loan Bank,
  1.265% ...........................................     3,000,000             3/15/2005               2,999,857
Federal Home Loan Bank,
  1.40% ............................................     3,500,000             3/29/2005               3,500,000
Federal Home Loan Bank,
  1.40% ............................................     3,000,000             4/01/2005               2,999,149
Federal Home Loan Bank,
  1.35% ............................................     3,000,000             4/15/2005               3,000,000
Federal National Mortgage
  Association, 1.56% ...............................     3,000,000             2/04/2005               3,000,000
Federal National Mortgage
  Association, 1.375% ..............................     3,000,000             2/18/2005               3,000,000
                                                                                                    ------------
                                                                                                      18,499,006
                                                                                                    ------------
Milling 7.3%
Archer Daniels Midland
  Co., 1.06% .......................................     6,000,000             4/01/2004               6,000,000
Cargill Inc., 1.03% ................................     6,000,000             4/19/2004               5,996,910
Cargill Inc., 1.12% ................................     6,000,000             7/19/2004               5,979,653
                                                                                                    ------------
                                                                                                      17,976,563
                                                                                                    ------------
Multi-Sector Companies 4.5%
General Electric Capital
  Corp., 1.09% .....................................     6,000,000             8/03/2004               5,977,474
General Electric Capital
  Corp., 1.10% .....................................     5,000,000             9/02/2004               4,976,472
                                                                                                    ------------
                                                                                                      10,953,946
                                                                                                    ------------
Office Equipment 3.3%
Pitney Bowes Inc., 1.00% ...........................     8,248,000             4/01/2004               8,248,000
                                                                                                    ------------
Printing & Publishing 4.1%
Gannett Inc., 1.00% ................................    10,000,000             4/06/2004               9,998,611
                                                                                                    ------------
Retail 1.2%
Wal-Mart Stores Inc., 1.08% ........................     3,000,000             5/22/2004               3,000,829
                                                                                                    ------------
Telecommunications 4.5%
BellSouth Corp., 1.01% .............................    11,000,000             4/07/2004              10,998,148
                                                                                                    ------------
Total Investments (Cost $245,846,320) - 100.0% ..................................................    245,846,320
Cash and Other Assets, Less Liabilities - 0.0% ..................................................         41,762
                                                                                                    ------------
Net Assets - 100.0% .............................................................................   $245,888,082
                                                                                                    ============

4   The notes are an integral part of the financial statements.

FINANCIAL
    Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2004

Assets
Investments, at value (Cost $245,846,320) ...................      $245,846,320
Cash ........................................................             1,348
Receivable for fund shares sold .............................         2,404,561
Interest receivable .........................................           227,573
Receivable from Distributor .................................            94,342
Other assets ................................................           267,685
                                                                   ------------
                                                                    248,841,829
                                                                   ------------
Liabilities
Payable for fund shares redeemed ............................         2,443,007
Accrued transfer agent and shareholder services .............           281,109
Accrued management fee ......................................           105,223
Accrued trustees' fees ......................................             4,515
Accrued administration fee ..................................               432
Other accrued expenses ......................................           119,461
                                                                   ------------
                                                                      2,953,747
                                                                   ------------
Net Assets ..................................................      $245,888,082
                                                                   ============
Net Assets consist of:
  Paid-in capital ...........................................      $245,888,082
                                                                   ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class      Net Assets      [divided by]     Number of Shares     =        NAV
  B(1)     $ 20,083,780                       20,083,780                  $1.00*
  B        $ 13,818,395                       13,818,395                  $1.00*
  C        $  1,980,610                        1,980,610                  $1.00*
  E        $180,741,555                      180,741,555                  $1.00
  S        $ 29,263,742                       29,263,742                  $1.00

* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
--------------------------------------------------------------------------------
For the year ended March 31, 2004

Investment Income
Interest ........................................................    $3,402,117
                                                                     ----------
Expenses
Management fee (Note 2) .........................................     1,476,906
Transfer agent and shareholder services (Note 2) ................       950,617
Custodian fee ...................................................       126,294
Distribution and service fees Class B(1) (Note 5) ...............       274,415
Distribution and service fees Class B (Note 5) ..................       237,244
Distribution and service fees Class C (Note 5) ..................        33,575
Administration fee (Note 2) .....................................        92,598
Registration fees ...............................................        73,623
Reports to shareholders .........................................        27,024
Trustees' fees (Note 2) .........................................        26,224
Audit fee .......................................................        24,390
Legal fees ......................................................         7,707
Miscellaneous ...................................................        47,974
                                                                     ----------
                                                                      3,398,591
Expenses borne by the Distributor (Note 3) ......................      (766,890)
Fees paid indirectly (Note 2) ...................................        (9,399)
Distribution fees waived by the Distributor (Note 3) ............      (351,255)
                                                                     ----------
                                                                      2,271,047
                                                                     ----------
Net investment income and net increase in net assets
  resulting from operations .....................................    $1,131,070
                                                                     ==========


The notes are an integral part of the financial statements.

                                      State Street Research Money Market Fund  5

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               Years ended March 31
                                                                        ---------------------------------
                                                                             2004               2003*
                                                                        ---------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment income and
  net increase in net assets resulting
  from operations ...................................................   $  1,131,070        $  3,346,370
                                                                        ---------------------------------
Dividends from net investment income:
  Class B(1) ........................................................        (26,667)            (38,063)
  Class B ...........................................................        (23,113)            (43,174)
  Class C ...........................................................         (3,235)            (10,769)
  Class E ...........................................................       (934,555)         (2,905,209)
  Class S ...........................................................       (143,500)           (349,155)
                                                                        ---------------------------------
                                                                          (1,131,070)         (3,346,370)
                                                                        ---------------------------------
Net decrease from fund share
  transactions (Note 7) .............................................   (117,170,667)        (19,833,747)
                                                                        ---------------------------------
Total decrease in net assets ........................................   (117,170,667)        (19,833,747)
Net Assets
Beginning of year ...................................................    363,058,749         382,892,496
                                                                        ---------------------------------
End of year .........................................................   $245,888,082        $363,058,749
                                                                        =================================

*Audited by other auditors

Notes to Financial Statements
--------------------------------------------------------------------------------

March 31, 2004

Note 1
State Street Research Money Market Fund is a series of State Street Research Money Market Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The fund seeks to achieve its investment objective by investing at least 95% of total assets in high-quality securities called "first" tier securities. These may include in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The fund offers five classes of shares. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees equal to 1.00% of average daily net assets and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase. Class C shares also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. Class E and Class S shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
The fund values securities at amortized cost, pursuant to which the fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.


6  The notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

C. Net Investment Income

Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned.

Investment income is allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

D. Dividends
Dividends from net investment income are declared daily and paid or reinvested monthly. The fund has designated $1,131,070 as ordinary income dividends.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended March 31, 2004, the fees pursuant to such agreement amounted to $1,476,906.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. During the year ended March 31, 2004, the amount of such expenses was $303,907.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the year ended March 31, 2004, the fund's transfer agent fees were reduced by $9,399 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $26,224 during the year ended March 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed annual amount that has been allocated equally among State Street Research funds. During the year ended March 31, 2004, the amount of such expenses was $92,598.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the year ended March 31, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $766,890.

In addition to the voluntary assumption of fees described above, the distributor waived a portion of 12b-1 fees that amounted to $177,393, $152,583 and $21,279 for Class B(1), Class B and Class C shares, respectively during the year ended March 31, 2004. The purpose of this waiver is to ensure that Class B(1), Class B and Class C shares each have a one-day yield of 0.10% and the amount of the waiver is determined accordingly. The waiver will be removed if the yield reaches 0.10% on a given day.

Note 4
For the year ended March 31, 2004, purchases and sales, including maturities, of securities aggregated $7,128,018,157 and $7,249,744,397, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended March 31, 2004, fees pursuant to such plan amounted to $97,022, $84,661 and $12,296 for Class B(1), Class B and Class C shares, respectively. For Class B and Class C shares, the payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2004, there were $791,131 for Class C shares, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned commissions aggregating $193,466 on sales of the fund's Class B(1) shares and that the Distributor collected contingent deferred sales charges aggregating $274,366, $15,654 and $640 on redemptions of Class B(1), Class B and Class C shares, respectively, during the year ended March 31, 2004.

Note 6
PricewaterhouseCoopers LLP resigned as the fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the fund's independent accountants for the fund's fiscal year ended March 31, 2004. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


                                      State Street Research Money Market Fund  7

Note 7
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, at $0.001 par value per share. At March 31, 2004, the Adviser owned 633,166 Class E shares and the Distributor owned 4,020,904 Class E shares. MetLife and certain of its affiliates held of record 28,179,871 Class E shares of the fund.

Share transactions break down as follows:


                                                                                          Years ended March 31
                                                                  ------------------------------------------------------------------
                                                                                 2004                           2003*
                                                                  ------------------------------------------------------------------
Class B(1)                                                           Shares            Amount           Shares             Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          10,264,506    $  10,264,506       49,867,648   $    49,867,648
Issued upon reinvestment of dividends from net investment income         25,413           25,413           36,339            36,339
Shares redeemed                                                     (26,563,219)     (26,563,219)     (29,215,906)      (29,215,906)
                                                                   ------------    -------------   --------------   ---------------
Net increase (decrease)                                             (16,273,300)   $ (16,273,300)      20,688,081   $    20,688,081
                                                                   ============    =============   ==============   ===============

Class B                                                               Shares          Amount          Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           7,229,125    $   7,229,125       46,364,820   $    46,364,820
Issued upon reinvestment of dividends from net investment income         21,961           21,961           41,759            41,759
Shares redeemed                                                     (27,931,804)     (27,931,804)     (37,351,640)      (37,351,640)
                                                                   ------------    -------------   --------------   ---------------
Net increase (decrease)                                             (20,680,718)   $ (20,680,718)       9,054,939   $     9,054,939
                                                                   ============    =============   ==============   ===============

Class C                                                               Shares          Amount          Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           2,617,638    $   2,617,638       15,226,606   $    15,226,606
Issued upon reinvestment of dividends from net investment income          2,953            2,953            9,671             9,671
Shares redeemed                                                      (7,169,418)      (7,169,418)     (15,139,118)      (15,139,118)
                                                                   ------------    -------------   --------------   ---------------
Net increase (decrease)                                              (4,548,827)   $  (4,548,827)          97,159   $        97,159
                                                                   ============    =============   ==============   ===============

Class E                                                               Shares          Amount          Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         565,470,979    $ 565,470,979    1,023,022,029   $ 1,023,022,029
Issued upon reinvestment of dividends from net investment income        778,195          778,195        2,258,845         2,258,845
Shares redeemed                                                    (634,467,369)    (634,467,369)  (1,078,749,427)   (1,078,749,427)
                                                                   ------------    -------------   --------------   ---------------
Net decrease                                                        (68,218,195)   $ (68,218,195)     (53,468,553)  $   (53,468,553)
                                                                   ============    =============   ==============   ===============

Class S                                                               Shares          Amount          Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          15,087,347    $  15,087,347       24,561,143   $    24,561,143
Issued upon reinvestment of dividends from net investment income        129,120          129,120          312,064           312,064
Shares redeemed                                                     (22,666,094)     (22,666,094)     (21,078,580)      (21,078,580)
                                                                   ------------    -------------   --------------   ---------------
Net increase (decrease)                                              (7,449,627)   $  (7,449,627)       3,794,627   $     3,794,627
                                                                   ============    =============   ==============   ===============

*Audited by other auditors

FINANCIAL
    Highlights

For a share outstanding throughout each year:

                                                                                         Class B(1)
                                                                   ---------------------------------------------------------
                                                                                    Years ended March 31
                                                                   ---------------------------------------------------------
                                                                     2004      2003(b)     2002(b)     2001(b)     2000(b)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                               1.000       1.000       1.000       1.000       1.000
                                                                    ------      ------      ------      ------      ------
 Net investment income ($)*                                          0.001       0.001       0.016       0.047       0.038
 Dividends from net investment income ($)                           (0.001)     (0.001)     (0.016)     (0.047)     (0.038)
                                                                    ------      ------      ------      ------      ------
Net asset value, end of year ($)                                     1.000       1.000       1.000       1.000       1.000
                                                                    ======      ======      ======      ======      ======
Total return (%)(a)                                                   0.10        0.14        1.57        4.81        3.88

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             20,084      36,357      15,669      10,212       2,620
Expense ratio (%)*                                                    1.06        1.56        1.71        1.70        1.66
Expense ratio after expense reductions (%)*                           1.06        1.55        1.70        1.69        1.65
Ratio of net investment income to average net assets (%)*             0.10        0.13        1.35        4.69        3.97
*Reflects voluntary reduction of expenses of these amounts (%)        0.26        0.20        0.25        0.49        0.26

                                                                                           Class B
                                                                   ---------------------------------------------------------
                                                                                    Years ended March 31
                                                                   ---------------------------------------------------------
                                                                     2004      2003(b)     2002(b)     2001(b)     2000(b)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                               1.000       1.000       1.000       1.000       1.000
                                                                    ------      ------      ------      ------      ------
 Net investment income ($)*                                          0.001       0.001       0.016       0.047       0.038
 Dividends from net investment income ($)                           (0.001)     (0.001)     (0.016)     (0.047)     (0.038)
                                                                    ------      ------      ------      ------      ------
Net asset value, end of year ($)                                     1.000       1.000       1.000       1.000       1.000
                                                                    ======      ======      ======      ======      ======
Total return (%)(a)                                                   0.10        0.14        1.57        4.81        3.88

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             13,818      34,499      25,444      28,407      29,486
Expense ratio (%)*                                                    1.06        1.56        1.71        1.70        1.66
Expense ratio after expense reductions (%)*                           1.06        1.55        1.70        1.69        1.65
Ratio of net investment income to average net assets (%)*             0.10        0.13        1.55        4.69        3.84
*Reflects voluntary reduction of expenses of these amounts (%)        0.25        0.20        0.25        0.37        0.24

                                                                                           Class C
                                                                 -----------------------------------------------------------
                                                                                    Years ended March 31
                                                                 -----------------------------------------------------------
                                                                     2004      2003(b)     2002(b)     2001(b)     2000(b)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                               1.000       1.000       1.000       1.000       1.000
                                                                    ------      ------      ------      ------      ------
 Net investment income ($)*                                          0.001       0.001       0.016       0.047       0.038
 Dividends from net investment income ($)                           (0.001)     (0.001)     (0.016)     (0.047)     (0.038)
                                                                    ------      ------      ------      ------      ------
Net asset value, end of year ($)                                     1.000       1.000       1.000       1.000       1.000
                                                                    ======      ======      ======      ======      ======
Total return (%)(a)                                                   0.10        0.14        1.57        4.81        3.88

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                              1,981       6,529       6,432       4,541       1,607
Expense ratio (%)*                                                    1.06        1.56        1.71        1.70        1.66
Expense ratio after expense reductions (%)*                           1.06        1.55        1.70        1.69        1.65
Ratio of net investment income to average net assets (%)*             0.10        0.14        1.24        4.68        3.83
*Reflects voluntary reduction of expenses of these amounts (%)        0.24        0.20        0.29        0.43        0.22


                                      State Street Research Money Market Fund  9

FINANCIAL
    Highlights

                                MONEY MARKET FUND

                                                                                             Class E
                                                                 ---------------------------------------------------------------
                                                                                      Years ended March 31
                                                                 ---------------------------------------------------------------
                                                                     2004        2003(b)      2002(b)      2001(b)     2000(b)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                1.000        1.000        1.000        1.000       1.000
                                                                     ------       ------       ------       ------      ------
 Net investment income ($)*                                           0.004        0.010        0.026        0.057       0.048
 Dividends from net investment income ($)                            (0.004)      (0.010)      (0.026)      (0.057)     (0.048)
                                                                     ------       ------       ------       ------      ------
Net asset value, end of year ($)                                      1.000        1.000        1.000        1.000       1.000
                                                                     ======       ======       ======       ======      ======
Total return (%)(a)                                                    0.45         1.00         2.59         5.86        4.92
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             180,742      248,960      302,428      380,904     319,740
Expense ratio (%)*                                                     0.70         0.71         0.71         0.70        0.66
Expense ratio after expense reductions (%)*                            0.70         0.70         0.70         0.69        0.65
Ratio of net investment income to average net assets (%)*              0.45         1.02         2.63         5.70        4.79
*Reflects voluntary reduction of expenses of these amounts (%)         0.26         0.21         0.25         0.37        0.25

                                                                                           Class S
                                                                 ------------------------------------------------------------
                                                                                    Years ended March 31
                                                                 ------------------------------------------------------------
                                                                     2004      2003(b)     2002(b)     2001(b)     2000(b)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                               1.000       1.000       1.000       1.000       1.000
                                                                    ------      ------      ------      ------      ------
 Net investment income ($)*                                          0.004       0.010       0.026       0.057       0.048
 Dividends from net investment income ($)                           (0.004)     (0.010)     (0.026)     (0.057)     (0.048)
                                                                    ------      ------      ------      ------      ------
Net asset value, end of year ($)                                     1.000       1.000       1.000       1.000       1.000
                                                                    ======      ======      ======      ======      ======
Total return (%)(a)                                                   0.45        1.00        2.59        5.86        4.92
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             29,264      36,713      32,919      30,004      19,629
Expense ratio (%)*                                                    0.70        0.71        0.71        0.70        0.66
Expense ratio after expense reductions (%)*                           0.70        0.70        0.70        0.69        0.65
Ratio of net investment income to average net assets (%)*             0.45        0.99        2.54        5.69        4.77
*Reflects voluntary reduction of expenses of these amounts (%)        0.27        0.21        0.25        0.40        0.23
----------------------------------------------------------------   -------     -------     -------     -------     -------

(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(b) Audited by other auditors

INDEPENDENT AUDITORS'
    Report

To the Board of Trustees and Shareholders of State Street Research Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of State Street Research Money Market Fund (the "Fund"), a series of State Street Research Money Market Trust, as of March 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2003, and the financial highlights for each of the years in the four-year period ended March 31, 2003, were audited by other auditors whose report dated May 9, 2003, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts

May 19, 2004


                                     State Street Research Money Market Fund  11

TRUSTEES AND OFFICERS
        State Street Research Money Market Trust

                                                                                              Number of Funds
Name,                 Position(s)  Term of Office                                             in Fund Complex          Other
Address                Held with    and Length of        Principal Occupations                  Overseen by      Directorships Held
and Age(a)                Fund     Time Served(b)         During Past 5 Years               Trustee/Officer(c)   by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------

Independent Trustees

Bruce R. Bond          Trustee        Since      Retired; formerly Chairman of the Board,           19           Avaya Corp.
(58)                                  1999       Chief Executive Officer and President,
                                                 PictureTel Corporation (video conferencing
                                                 systems)

Peter S. Drotch        Trustee        Since      Retired, formerly Partner,                         19           First Marblehead
(62)                                  2004       PricewaterhouseCoopers LLP                                      Corp.

Steve A. Garban        Trustee        Since      Retired; formerly Senior Vice President for        53           Metropolitan Series
(66)                                  1998       Finance and Operations and Treasurer, The                       Fund, Inc.; and
                                                 Pennsylvania State University                                   Metropolitan Series
                                                                                                                 Fund II

Susan M. Phillips      Trustee        Since      Dean, School of Business and Public                19           The Kroger Co.
(59)                                  1998       Management, George Washington University;
                                                 formerly a member of the Board of Governors
                                                 of the Federal Reserve System; and Chairman
                                                 and Commissioner of the Commodity Futures
                                                 Trading Commission

Toby Rosenblatt        Trustee        Since      President, Founders Investments Ltd.               53           A.P. Pharma, Inc.;
(65)                                  1993       (investments); President, Pacific Four                          Metropolitan Series
                                                 Investments (investments); formerly                             Fund, Inc.; and
                                                 President, The Glen Ellen Company (private                      Metropolitan Series
                                                 investment firm)                                                Fund II

Michael S.             Trustee        Since      Jay W. Forrester Professor of Management,          53           Metropolitan Series
Scott Morton (66)                     1987       Sloan School of Management, Massachusetts                       Fund, Inc.; and
                                                 Institute of Technology                                         Metropolitan Series
                                                                                                                 Fund II

Interested Trustees

Richard S. Davis(+)    Trustee        Since      Chairman of the Board, President and Chief         19           None
(58)                                  2000       Executive Officer of State Street Research
                                                 & Management Company; formerly Senior Vice
                                                 President, Fixed Income Investments,
                                                 Metropolitan Life Insurance Company

Officers

Kevin J. Lema          Vice           Since      Vice President of State Street Research &           1           None
(36)                   President      2001       Management Company

John S. Lombardo       Vice           Since      Managing Director, Chief Financial Officer         19           None
(49)                   President      2001       and Director of State Street Research &
                                                 Management Company; formerly Executive Vice
                                                 President, State Street Research &
                                                 Management Company; and Senior Vice
                                                 President, Product and Financial
                                                 Management, MetLife Auto & Home

Mark Marinella (46)    Vice           Since      Managing Director and Chief Investment              9           None
                       President      2003       Officer - Fixed Income, State Street
                                                 Research & Management Company; formerly
                                                 Executive Vice President and Senior Vice
                                                 President, State Street Research &
                                                 Management Company; and Chief Investment
                                                 Officer and Head of Fixed Income, Columbia
                                                 Management Group

Douglas A. Romich     Treasurer      Since       Senior Vice President and Treasurer of             19           None
(47)                                 2001        State Street Research & Management Company;
                                                 formerly Vice President and Assistant
                                                 Treasurer, State Street Research &
                                                 Management Company

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                                                                                   ----------------
[LOGO] STATE STREET RESEARCH                                                                                       |   PRSRT STD  |
       One Financial Center                                                                                        | U.S. POSTAGE |
       Boston, MA 02111-2690                                                                                       |      PAID    |
                                                                                                                   |   PERMIT #6  |
                                                                                                                   |   HUDSON, MA |
                                                                                                                   ----------------

------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
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           P.O. Box 8408, Boston, MA 02266-8408                                 eastern time, to learn more.
---------------------------------------------------------------------------------------------------------------------------------

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for Money Market
Fund is available through your financial professional, by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com.
Please read the prospectus carefully before investing.

OverView
For more information on the products and services we offer, refer to                               [GRAPHIC]
OverView, our quarterly shareholder newsletter.                                                for Excellence in
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For a list of our funds, visit our website at www.ssrfunds.com under
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This report must be accompanied or preceded by a current prospectus. When used as sales material after June 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com

CONTROLNUMBER:(exp0505)SSR-LD                                       MM-1755-0504

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

       The Registrant's Board of Trustees has determined that Steve A. Garban, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as the "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent", as defined in the instructions to Form N-CSR.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a) Audit Fee
    Fiscal year ended March 31, 2003*        $25,500
    Fiscal year ended March 31, 2004         $19,500

(b) Audit-Related Fees - Represents fees for assurance and related services related to the audit of the registrant's financial statements.
    Fiscal year ended March 31, 2003*        $0
    Fiscal year ended March 31, 2004         $0

(c) Tax Fees - Represents fees for professional services rendered by the principal accountant for tax compliance, tax provision review, and the tax return preparation.
    Fiscal year ended March 31, 2003*        $2,600
    Fiscal year ended March 31, 2004         $2,600

(d) All other fees - Represents fees paid to Deloitte & Touche LLP to provide a special review of late trading, market timing and related issues concerning the Registrant.
    Fiscal year ended March 31, 2003*        $0
    Fiscal year ended March 31, 2004         $14,000


The Registrant's independent accountants, Deloitte & Touche LLP, and their predecessor, PricewaterhouseCoopers LLP, did not bill fees for audit-related, tax, or other non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

(e)(1) The Audit Committee has determined that all work performed for the Registrant by Deloitte & Touche LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval procedures.

    (2) None.

(f) Not applicable.

(g) Non-Audit Fees - Represents fees for audit-related, tax and other non-audit services rendered by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

    Fiscal Year Ended March 31, 2003* $2,600
    Fiscal Year Ended March 31, 2004  $62,600

(h) The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant's principal accountant to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant's independence.

* The fees reported for the fiscal year ended March 31, 2003 were attributable to services provided by other accountants.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITIY HOLDERS

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Money Market Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    May 28, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    May 28, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    May 28, 2004
                          ------------------------